Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative [Line Items]
Unrealized (loss) gain on qualifying cash flow hedging instruments	$ (30,743)	$ 7,054	$ (52,252)	$ 9,676
Interest Expense
Derivative [Line Items]
Unrealized (loss) gain on qualifying cash flow hedging instruments				5,090
Effective Portion Recognized in AOCI	(4,570)	1,534	(7,402)
Effective Portion Reclassified from AOCI	$ 157	2	$ 408	248
Ineffective Portion		$ 0		$ 740